Significant accounting policies (Details) - USD ($)		6 Months Ended
	Jul. 17, 2020	Jun. 30, 2021	Dec. 31, 2020	Mar. 09, 2020	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]		Accounting Standards Update 2016-02
Change in accounting principle, Accounting Standards Update, transition option elected [Extensible List]		us-gaap:AccountingStandardsUpdate201602CumulativeEffectPeriodOfAdoptionMember
Operating right-of-use assets		$ 69,238,000	$ 84,561,000
Operating lease, liability		70,142,000
Opening retained earnings		2,027,943,000	1,850,236,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Opening retained earnings		$ 1,433,882,000	$ 1,262,895,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets					$ 106,500,000
Operating lease, liability					106,500,000
Accounting Standards Update 2016-02 | Retained Earnings | Cumulative effect, period of adoption, adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Opening retained earnings					$ 0
MeDiNova
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of interest acquired				100.00%
Settlement of liability	$ 43,900,000